Intangible assets other than goodwill	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets
Note 5 – Intangible assets other than goodwill

The Company capitalized $171,224 and $17,314 of product certification costs during the years ended December 31, 2013 and 2012, respectively. Also included in intangible assets are the costs incurred by the Company to acquire certain patents. These patents, once in service, will be amortized on a straight-line basis over the estimated economic life of the associated product, which range from approximately 7-10 years. The Company capitalized $226,726 and $146,981 of patent-related costs during the years ended December 31, 2013 and 2012, respectively. The Company also capitalized $240,000 certain developed technology in connection with an asset acquisition which is being amortized over its useful life of fifteen years. Intangible assets at December 31, 2013 and 2012 consist of the following:

	Product Certifications	Patents	Developed Technology	Total
Balance at December 31, 2013
Intangible assets	$406,706	$441,609	240,000	$1,088,315
Less - accumulated amortization	(83,405)	(39,583)	(12,000)	(134,988)
	$323,301	$402,026	$228,000	$953,327

Balance at December 31, 2012
Intangible assets	$235,482	$214,883	—	$450,365
Less - accumulated amortization	(57,798)	(20,547)	—	(78,345)
	$177,684	$194,336	$—	$372,020

Amortization expense was $56,643 and $33,896 during the years ended December 31, 2013 and 2012, respectively. Estimated amortization expense at December 31, 2013 for each of the five succeeding years is as follows:

2014	$80,937
2015	119,758
2016	119,758
2017	119,758
2018	113,560
Thereafter	399,556
$953,327